Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2013
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

Exhibit 99.4

Schedule II

Luna Innovations Incorporated

Valuation and Qualifying Accounts

Column A	Column B	Column C	Column D	Column E	Column F
	Balance at beginning of Period	Charged to costs and expenses	Deductions	Valuation against asset	Balance at end of period
Year Ended December 31, 2013
Reserves deducted from assets to which they apply:
Inventory obsolescence	$86,186	$—	$(11,435)	$—	$74,751
Allowances for doubtful Accounts	$—	$134,811	$—	$—	$134,811

	$86,186	$134,811	$(11,435)	$—	$209,562
Year Ended December 31, 2012
Reserves deducted from assets to which they apply:
Inventory obsolescence	$147,676	$—	$(61,490)	$—	$86,186
Allowances for doubtful Accounts	$22,372	$—	$(22,372)	$—	$—

	$170,048	$—	$(83,862)	$—	$86,186